CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME [Abstract]
Revenues	$ 410,456	2,557,185	2,003,378	1,498,909
Operating costs and expenses:
Hotel operating costs	(326,400)	(2,033,508)	(1,593,260)	(1,182,927)
Sales and marketing expenses	(13,181)	(82,116)	(49,222)	(39,557)
General and administrative expenses	(32,306)	(201,271)	(209,786)	(122,371)
Total operating costs and expenses	(371,887)	(2,316,895)	(1,852,268)	(1,344,855)
Income from operations	38,569	240,290	151,110	154,054
Other income (expense):
Interest income	1,266	7,887	6,224	3,127
Interest expense	(3,444)	(21,459)	(7,212)	(2,082)
Equity in income (loss) of an affiliate	0	0	120	(18)
Income before income taxes	36,391	226,718	150,242	155,081
Income tax expense	(10,841)	(67,540)	(36,259)	(35,833)
Net income	25,550	159,178	113,983	119,248
Net loss (income) attributable to noncontrolling interests	2,707	16,867	14,903	(1,557)
Net income attributable to 7 Days Group Holdings Limited ordinary shareholders	28,257	176,045	128,886	117,691
Basic earnings per ordinary share	$ 190.00	1,180.00	0.86	0.79
Diluted earnings per ordinary share	$ 190.00	1,180.00	0.85	0.78
Net income	25,550	159,178	113,983	119,248
Other comprehensive loss
Foreign currency translation adjustment loss, net of nil tax	(169)	(1,051)	(15,319)	(15,047)
Comprehensive income	25,381	158,127	98,664	104,201
Less: comprehensive loss (income) attributable to noncontrolling interest	2,707	16,867	14,903	(1,557)
Comprehensive income attributable to 7 Days Group Holdings Limited ordinary shareholders	$ 28,088	174,994	113,567	102,644